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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Elevation Management, LLC

Address: 2800 Sand Hill Road, Suite 160
         Menlo Park, CA 94025



Form 13F File Number: 28-____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tracy Hogan

Title:   Chief Compliance Officer

Phone:   (650) 687-6750


Signature, Place, and Date of Signing:

/s/ Tracy Hogan    Menlo Park, California    February 14, 2013
----------------   -----------------------   ------------------
  [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: 671,395
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1        COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5            COLUMN 6  COLUMN 7        COLUMN 8
--------        -------- --------- -------- --------------------------- ---------- -------- ----------------------
                                                                                               VOTING AUTHORITY
                TITLE OF            VALUE   SHRS OR PRN                 INVESTMENT  OTHER   ----------------------
NAME OF ISSUER   CLASS    CUSIP    (X$1000)     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------  -------- --------- -------- ----------- ------ -------- ---------- -------- ---------- ------ ----
Facebook, Inc..   CL A    3030M102 452,248  16,989,027    SH      X        SOLE             16,989,027
Yelp, Inc......   CL A   985817105 219,147  11,625,809    SH      X        SOLE             11,625,809